Goodwill and Intangible Assets, Net - Schedule of Estimated Future Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 6,338
2024	6,337
2025	6,163
2026	5,815
2027	5,815
Thereafter	14,874
Net Carrying Amount	$ 45,342	$ 51,680